Taxes - Provision (Benefit) for Income Taxes on Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
United States	$ (717)		$ (1,210)
Foreign	929	3,693	1,042
Total	212	3,693	(168)
Deferred:
United States	(22)
Foreign	(799)	(2,636)	(16)
Total income tax expense - continuing operations	$ (609)	$ 1,057	$ (184)